UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/99

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

Harold I. Pratt         Boston, Massachusetts     5/10/1999
     [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $42,50
                                            (thousands)


List of other Included Managers:  NONE

                                        Form 13F INFORMATION TABLE

                                     VALUE    SHS/     SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER      CLASS   CUSIP  X$1000)   PRN AMT        DISCRETION   MGRS
                                                                               SOLE SHARED NONE

Abbott Laboratories  COM    002824100   440038    9400 SH     Other    N/A          9400
American Int'l Group COM    026874107  1261136   10455 SH     Other    N/A          10445
ATT Corp             COM    001957109   154517    2907 SH     Other    N/A           2907
Ameritech Corp       COM    030954101    11525     200 SH     Other    N/A            200
Automatic Data Proc. COM    053015103   595387   14390 SH     Other    N/A          14390
Bemis Co. Inc.       COM    081437105  6299320  202795 SH     Other    N/A         202795
Berkshire Hathaway B COM    846702207   1678685    714 SH     Other    N/A           714
Bristol Myers Squibb COM    110122108   153900    2400 SH     Other    N/A           2400
Cintas Corp.         COM    172908105    58837     900 SH     Other    N/A            900
Coca Cola            COM    191216100  2659200   43327 SH     Other    N/A          43327
Disney (Walt) Co.    COM    254687106   340665   10945 SH     Other    N/A          10945
Elec. Data Sys.      COM    285661104   562342   11550 SH     Other    N/A          11550
Exxon                COM    302290101    54192     768 SH     Other    N/A           768
General Electric     COM    369604103  3922434   35457 SH     Other    N/A          35457
Gillette Co.         COM    375766102   436985    7352 SH     Other    N/A           7352
Hewlett Packard Co.  COM    428236103   439428    6480 SH     Other    N/A           6480
Intel Corp.          COM    458140100   796466    9160 SH     Other    N/A           9160
Johnson & Johnson    COM    478160104  5632722   60243 SH     Other    N/A          60243
Lucent Technologies  COM    549463107   272160    4264 SH     Other    N/A           4264
Marsh & McLennan     COM    571748102   549451    7400 SH     Other    N/A           7400
McDonalds            COM    580135101  1959498   43244 SH     Other    N/A          43244
Merck                COM    589331107  5729986   71513 SH     Other    N/A          71513
Microsoft            COM    594918104   215100    2400 SH     Other    N/A           2400
Minn. Mining & Mfg   COM    604059105    28300     400 SH     Other    N/A            400
Morgan, J.P.         COM    616880100  1074601    8710 SH     Other    N/A           8710
Motorola Inc.        COM    620076109   186788    2550 SH     Other    N/A           2550
Pepsico              COM    713448108   289989    7400 SH     Other    N/A           7400
Procter & Gamble     COM    742718109  2206244   22527 SH     Other    N/A          22527
Raytheon CLB         COM    755111408   894327   15255 SH     Other    N/A          15255
Sigma Aldrich        COM    826552101   793262   27120 SH     Other    N/A          27120
State Street Boston  COM    857473102  1450892   17640 SH     Other    N/A          17640
Stryker              COM    863667101   453939    9000 SH     Other    N/A           9000
Sysco                COM    871829107   887789   33740 SH     Other    N/A          33740
United Dominion Rlty COM    910197102     7175     700 SH     Other    N/A            700